GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Service, Investor, Class P, Class R6 and

Separate Account Institutional Shares (as applicable) of the

Goldman Sachs Dynamic Municipal Income Fund

Goldman Sachs High Yield Municipal Fund

Goldman Sachs Short Duration Tax-Free Fund

Goldman Sachs Municipal Income Completion Fund

(the “Funds”)

Supplement dated March 12, 2021 to the

Prospectuses and Summary Prospectuses,

each dated July 29, 2020, as supplemented to date

Effective immediately, Sylvia Yeh will become a portfolio manager for the Funds. Scott Diamond and Joseph Wenzel will continue to manage the Funds.

Accordingly, effective immediately, the Funds’ Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the second paragraph of the “Goldman Sachs Dynamic Municipal Income Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Scott Diamond, Managing Director, has managed the Fund since 2002; Joseph Wenzel, Vice President, has managed the Fund since 2019; and Sylvia Yeh, Managing Director, has managed the Fund since 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs High Yield Municipal Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Scott Diamond, Managing Director, has managed the Fund since 2002; Joseph Wenzel, Vice President, has managed the Fund since 2019; and Sylvia Yeh, Managing Director, has managed the Fund since 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Short Duration Tax-Free Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Scott Diamond, Managing Director, has managed the Fund since 2002; Joseph Wenzel, Vice President, has managed the Fund since 2019; and Sylvia Yeh, Managing Director, has managed the Fund since 2021.

The following replaces in its entirety the second paragraph of the “Goldman Sachs Municipal Income Completion Fund—Summary—Portfolio Management” section of the Prospectus and the “Portfolio Management” section of the Summary Prospectus:

Portfolio Managers: Scott Diamond, Managing Director, has managed the Fund since 2019; Joseph Wenzel, Vice President, has managed the Fund since 2019; and Sylvia Yeh, Managing Director, has managed the Fund since 2021.

The following row is added to the table in the “U.S. Municipal Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Goldman Sachs Dynamic Municipal Income, Goldman Sachs High Yield Municipal and Goldman Sachs Short Duration Tax-Free Funds’ Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Sylvia Yeh Managing Director	Portfolio Manager— Dynamic Municipal Income High Yield Municipal Short Duration Tax-Free	Since 2021	Ms. Yeh is a portfolio manager on the U.S. Municipals Team. She joined the Investment Adviser in 1999.

The following row is added to the table in the “U.S. Municipal Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Goldman Sachs Municipal Income Completion Fund’s Prospectus:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
Sylvia Yeh Managing Director	Portfolio Manager	Since 2021	Ms. Yeh is a portfolio manager on the U.S. Municipals Team. She joined the Investment Adviser in 1999.

This Supplement should be retained with your Prospectuses and Summary Prospectuses for future reference.

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